SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash and cash equivalents

	September 30,	December 31,
(In thousands)	2017	2016
Cash	$(90)	$111
Money market funds	16,524	21,353
Total cash and cash equivalents	$16,434	$21,464

	December 31,
	2016	2015
Cash	$111	$116
Money market funds	21,353	14,804
Total cash and cash equivalents	$21,464	$14,920

Summary of estimated useful lives

Classification	Estimated Useful Life
Computer hardware	5 years
Software	3 years
Office furniture and equipment	5 years
Research and lab equipment	5 years
Leasehold improvements	Remaining life of lease

Schedule of potentially dilutive securities were not included in the computation of net loss per share because effect would be anti-dilutive

	September 30,
	2017	2016
Stock options	3,972,998	3,152,775
Unvested restricted stock units	295,000	—
Warrants	2,798,246	3,484,445
	7,066,244	6,637,220

	2016	2015	2014

Stock options	3,193,785	3,253,310	2,606,737
Warrants	3,391,439	1,156,779	10,208,849
	6,585,224	4,410,089	12,815,586